Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of sensitivity test to possible changes in USD/NIS exchange rate

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	15	38	754	(38)	(15)
Other current assets	3	7	135	(7)	(3)
Accounts payable	(6)	(16)	(312)	16	6
Other payables	(29)	(71)	(1,425)	71	29
Post-employment benefit liabilities	(5)	(12)	(235)	12	5
Total income (loss)	(22)	(54)		54	22

Schedule of financial instruments measured at fair value
	December 31, 2018
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants (see Note 9D(1))	-	-	554	554

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants (see Note 9D(2))	-	-	2,012	2,012
Put option to Taoz (see Note 5B)	-	-	1,030	1,030
	-	-	3,042	3,042

Schedule of fair value measurement

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

As of December 31, 2018
Warrants	Black - Scholes	expected term	4.9 years
		expected volatility	97.29%
		annual risk free interest	2.51%
		dividend yield	0%
As of December 31, 2017
Warrants	Black - Scholes	expected term	5.5 years
		expected volatility	81.66%
		annual risk free interest	1.94%
		dividend yield	0%

Investment and Put option to Taoz	Monte–Carlo Simulation	Valuation at milestone (USD thousand)	12,000 – 17,000
		Share Price (USD)	812 – 1,150
		Probability of reaching milestone (%)	50%
		Risk free interest rate (%)	1.71% - 1.97%
		expected volatility	74.96%